Derivative Financial Instruments - Compound Embedded Derivative (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended						0 Months Ended						12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 04, 2013	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 06, 2012	Feb. 03, 2012	Dec. 31, 2011	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Jun. 06, 2012 Convertible Promissory Note [Member]	Feb. 04, 2013 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Jun. 06, 2012 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Feb. 03, 2012 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Dec. 31, 2012 Compound Embedded Derivative [Member] Monte Carlo Simulation Technique [Member]		Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]
Derivative [Line Items]
Derivative liability, notional amount									$ 550,000	$ 75,000
Debt instrument, face amount (in dollars)																			550,000			550,000
Convertible Notes Payable, Current						75,000
Debt conversion, converted instrument, amount (in dollars)																			112,150	437,850	437,850
Debt conversion, converted instrument, shares issued (shares)	(773,983)				(2,069,439)														773,983	2,069,439	2,069,439
Debt instrument, convertible, conversion price (per share)																			$ 0.145	$ 0.21	$ 0.21
Embedded derivative, conversion of notes into common stock (in dollars)					83,663																83,663
Compound embedded derivatives, change in fair value of derivatives		82,536	644	96,246	(67,704)
Notional amount											112,150		75,000		505,785		106,355
Conversion price (per share)											$ 0.145		$ 2.88		$ 21.60		$ 0.198
Linked common shares (shares)		6,076,000	6,076,000		537,146	26,042	23,416				773,983	[1]	26,042	[1]	23,416	[1]	537,146	[1]
MCS value per linked common share (per share)											$ 0.016	[2]	$ 0.60	[2]	$ 0.52	[2]	$ 0.022	[2]
Total	$ 12,461	$ 0	$ 0		$ 11,817	$ 15,625	$ 12,151	$ 0			$ 12,461		$ 15,625		$ 12,151		$ 11,817

[1]	The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares will increase as the trading market price decreases and will decrease as the trading market price increases. The fluctuation in the number of linked common shares will have an effect on fair values in future periods.
[2]	The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.